INVESTMENTS - Summary of Company's Investments (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investee One [Member]
Schedule of Equity Method Investments [Line Items]
Difference between book value of equity method investment and Company's percentage ownership share of the underlying net assets	$ 28.6	$ 27.6
Equity Method Investee Two [Member]
Schedule of Equity Method Investments [Line Items]
Difference between book value of equity method investment and Company's percentage ownership share of the underlying net assets		$ 6.3